Risk Management	12 Months Ended
Dec. 31, 2017
Risk Management [Abstract]
Risk Management
45.	Risk Management

(1)	Capital risk management

The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains unchanged from that of the prior year.

Details of the Company’s capital management accounts as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Total borrowings and debt securities	￦	53,639,205	54,747,392
Cash and cash equivalents		3,051,353	2,369,739

Net borrowings and debt securities		50,587,852	52,377,653

Total shareholder’s equity		73,050,545	72,964,641

Debt to equity ratio		69.25%	71.78%

(2)	Financial risk management

The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains unchanged from that of the prior year.

(i)	Credit risk

Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management

Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals, and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account

In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impaiirment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.

Allowance for bad debts assessed on a collective basis are recognized for (i) the Company of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Cash and cash equivalents	￦	3,051,353	2,369,739
Derivative assets (trading)		367,477	22,020
Available-for-sale financial assets		1,014,732	699,833
Held-to-maturity investments		3,244	3,144
Loans and receivables		834,207	905,641
Long-term/short-term financial instruments		2,695,926	2,244,514
Financial assets at fair value through profit or loss		—	111,512
Derivative assets (using hedge accounting)		413,897	10,606
Trade and other receivables		9,692,391	9,683,769
Financial guarantee contracts(*)		1,396,152	1,154,862

(*)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

As of the reporting date, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk

Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, currency risk and other price risk.

(iii)	Sensitivity analysis

Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2016 and 2017 are as follows:

			2016		2017
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
	In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	344,874	(304,685)	354,852	(305,494)
Discount rate	Increase (decrease) in defined benefit obligation		(305,031)	371,689	(313,597)	377,148

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2016 and 2017 are ￦9,096 million and ￦11,875 million, respectively.

②	Provisions

Changes in provisions due to movements in underlying assumptions as of December 31, 2016 and 2017 are as follows:

Type	Accounts	2016	2017
PCBs	Inflation rate	1.29%	1.23%
	Discount rate	2.77%	2.55%
Nuclear plants	Inflation rate	1.40%	1.21%
	Discount rate	3.55%	2.94%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2016 and 2017 are as follows:

			2016		2017
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
	In millions of won
Discount rate	PCBs	￦	(817)	822	(811)	816
	Nuclear plants		(209,277)	215,139	(262,949)	270,370
	Spent fuel		(52,353)	54,387	(51,015)	52,997
Inflation rate	PCBs		834	(830)	826	(822)
	Nuclear plants		240,115	(233,553)	287,926	(280,249)
	Spent fuel		55,173	(53,182)	53,763	(51,823)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2016 and 2017 are as follows:

	Assets		Liabilities
Type	2016	2017	2016	2017
	In thousands of foreign currencies
AED	7,479	5,693	1,534	2,049
AUD	187	145	632,613	652,259
BDT	49,110	60,208	833	1,001
BWP	4,296	797	3,222	—
CAD	—	82	—	171
CHF	—	—	400,308	400,004
CNY	—	13,007	—	26,140
EUR	17,585	5,708	14,111	68,003
GBP	3	3	110	2,327
IDR	52,568	167,775	—	—
INR	1,059,092	1,228,259	161,631	227,078
JOD	1,746	1,624	5	5
JPY	520,746	799,501	20,442,504	21,624,128
KZT	12,157	359	—	—
MGA	3,408,579	2,762,572	150,430	319,581
NOK	—	—	—	482
PHP	415,818	189,261	136,700	125,431
PKR	274,090	251,190	5,051	4,676
SAR	1,149	1,191	—	44
SEK	—	—	—	449,002
USD	1,319,524	1,653,858	9,445,567	8,321,335
UYU	1,307	12,955	586	10,586
ZAR	386	361	75	4

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2016 and 2017 are as follows:

		2016		2017
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of income before income tax	￦	(1,101,372)	1,101,372	(844,122)	844,122
Increase (decrease) of shareholder’s equity(*)		(1,101,372)	1,101,372	(844,122)	844,122

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2016 and 2017.

To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into cross-currency swap agreements.

②	Interest rate risk

The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2016 and 2017 are as follows:

Type		2016	2017
		In millions of won
Short-term borrowings	￦	289,322	290,873
Long-term borrowings		1,459,969	1,743,252
Debt securities		1,518,500	685,700

	￦	3,267,791	2,719,825

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2016 and 2017 are as follows:

		2016		2017
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(32,678)	32,678	(27,198)	27,198
Increase (decrease) of shareholder’s equity(*)		(32,678)	32,678	(27,198)	27,198

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

To manage its interest rate risks, the Company enters into certain interest swap agreements or maintains an appropriate mix of fixed and floating rate borrowings.

③	Electricity rates risk

The Company is exposed to electricity rates risk due to the rate regulation of the government which considers the effect of electricity rate on the national economy.

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2016 and 2017 are as follows:

		2016		2017
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	543,045	(543,045)	546,499	(546,499)
Increase (decrease) of shareholder’s equity(*)		543,045	(543,045)	546,499	(546,499)

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

(iv)	Liquidity risk

The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, the Company has the ability to utilize excess cash or long-term borrowings for major construction investments.

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2016 and 2017. This table, based on the undiscounted cash flows of the non-derivative financial liabilities, has been completed based on the respective liabilities’ earliest maturity date.

		2016
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,613,185	9,786,209	19,353,498	24,461,835	64,214,727
Finance lease liabilities		175,512	174,534	229,495	152,247	731,788
Trade and other payables		5,464,234	307,222	660,426	2,170,525	8,602,407
Financial guarantee contracts(*)		249,200	40,617	865,842	240,493	1,396,152

	￦	16,502,131	10,308,582	21,109,261	27,025,100	74,945,074

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,748,437	7,948,320	21,331,394	22,694,867	62,723,018
Finance lease liabilities		174,534	87,709	185,284	108,749	556,276
Trade and other payables		5,867,729	301,165	698,289	1,937,558	8,804,741
Financial guarantee contracts(*)		7,081	18,054	1,049,667	80,060	1,154,862

	￦	16,797,781	8,355,248	23,264,634	24,821,234	73,238,897

(*)	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2016 and 2017 are ￦29,665 million and ￦23,475 million, respectively.

The expected maturities for non-derivative financial assets as of December 31, 2016 and 2017 in detail are as follows:

		2016
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	3,051,353	—	—	—	3,051,353
Available-for-sale financial assets		—	—	—	1,014,732	1,014,732
Held-to-maturity investments		114	3,126	4	—	3,244
Loans and receivables		198,133	233,564	439,666	5,591	876,954
Long-term/short-term financial instruments		2,281,460	200,001	214,122	343	2,695,926
Trade and other receivables		7,790,953	915,679	919,901	74,199	9,700,732

	￦	13,322,013	1,352,370	1,573,693	1,094,865	17,342,941

		2017
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	2,369,739	—	—	—	2,369,739
Available-for-sale financial assets		—	—	214,156	485,677	699,833
Held-to-maturity investments		5	3,139	—	—	3,144
Loans and receivables		244,309	261,672	429,628	10,821	946,430
Long-term/short-term financial instruments		1,702,084	201,821	340,304	305	2,244,514
Financial assets at fair value through profit or loss		—	—	111,512	—	111,512
Trade and other receivables		7,930,715	920,539	788,795	52,031	9,692,080

	￦	12,246,852	1,387,171	1,884,395	548,834	16,067,252

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract as of December 31, 2016 and 2017 are as follows:

		2016
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Gross settlement
—Trading	￦	(3,081)	(24,044)	—	(2,799)	(29,924)
—Hedging		(2,645)	(2,645)	(56,484)	(56,575)	(118,349)

	￦	(5,726)	(26,689)	(56,484)	(59,374)	(148,273)

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(774)	—	—	—	(774)
Gross settlement
—Trading		(51,496)	(19,887)	(16,597)	(4,967)	(92,947)
—Hedging		(17,547)	(28,977)	(192,205)	(44,137)	(282,866)

	￦	(69,817)	(48,864)	(208,802)	(49,104)	(376,587)

(3)	Fair value risk

The fair value of the Company’s actively-traded financial instruments (i.e. short-term financial assets held for trading, available-for-sale financial assets, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.

The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.

For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting a financial instruments with similar contractual cash flows based on the effective interest method.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2016 and 2017 are as follows:

		2016		2017
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Available-for-sale financial assets(*1)	￦	1,014,732	1,014,732	699,833	699,833
Derivative assets (trading)		367,477	367,477	22,020	22,020
Derivative assets (using hedge accounting)		413,897	413,897	10,606	10,606
Long-term financial instruments		414,466	414,466	542,430	542,430
Short-term financial instruments		2,281,460	2,281,460	1,702,084	1,702,084
Financial assets at fair value through profit or loss		—	—	111,512	111,512

		4,492,032	4,492,032	3,088,485	3,088,485

Assets carried at amortized cost
Held-to-maturity investments		3,244	3,244	3,144	3,144
Loans and receivables		834,207	834,207	905,641	905,641
Trade and other receivables		9,692,391	9,692,391	9,683,769	9,683,769
Cash and cash equivalents		3,051,353	3,051,353	2,369,739	2,369,739

		13,581,195	13,581,195	12,962,293	12,962,293

Liabilities recognized at fair value
Derivative liabilities (trading)		21,529	21,529	150,929	150,929
Derivative liabilities (using hedge accounting)		117,157	117,157	277,130	277,130

		138,686	138,686	428,059	428,059

Liabilities carried at amortized cost
Secured borrowings		744,565	744,565	1,055,554	1,055,554
Unsecured bond		50,749,793	54,455,659	51,146,783	53,436,659
Finance lease liabilities		541,179	541,179	418,260	418,260
Unsecured borrowings		2,089,885	2,099,574	2,476,196	2,477,055
Trade and other payables(*2)		8,602,407	8,602,407	8,804,741	8,804,741
Bank overdraft		54,962	54,962	68,859	68,859

	￦	62,782,791	66,498,346	63,970,393	66,261,128

(*1)	Book values of equity securities held by the Company that were measured at cost as of December 31, 2016 and 2017 are ￦138,557 million and ￦37,926 million, respectively, as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.

(*2)	Excludes finance lease liabilities.

(ii)	Interest rates used for determining fair value

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.

The discount rate used for calculating fair value as of December 31, 2016 and 2017 are as follows:

Type	2016	2017
Derivatives	0.02% ~ 4.16%	0.03% ~ 4.16%
Borrowings and debt securities	0.02% ~ 4.38%	0.08% ~ 4.38%
Finance lease	9.00% ~ 10.83%	9.00% ~ 10.83%

(iii)	Fair value hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3: Inputs that are not based on observable market data.

Fair values of financial instruments by hierarchy level as of December 31, 2016 and 2017 are as follows:

		2016
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	268,171	437,015	269,461	974,647
Derivative assets		—	770,851	10,523	781,374

		268,171	1,207,866	279,984	1,756,021

Financial liabilities at fair value
Derivative liabilities		—	138,686	—	138,686

		2017
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	274,453	214,156	173,298	661,907
Derivative assets		—	18,466	14,160	32,626
Financial assets at fair value through profit or loss		—	111,512	—	111,512

		274,453	344,134	187,458	806,045

Financial liabilities at fair value
Derivative liabilities		—	428,059	—	428,059

The fair value of available-for-sale financial assets publicly traded is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unquoted available-for-sale financial assets is calculated using the valuation results from an external pricing service in which weighted average borrowing rates of interest of evaluated companies are used as a discount rate. The fair value of derivatives is measured using valuation model which is determined at the present value of estimated future cash flows discounted at current market interest rate.

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	180,390	—	98,472	(9,401)	—	—	269,461

		2017
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	269,461	—	(92,128)	(6,201)	—	2,166	173,298